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                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110
                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7839
                WRITER'S E-MAIL ADDRESS: KOUELLETTE@ROPESGRAY.COM



                                                     August 30, 2002



VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:  Registration Statement on Form N-14
           Liberty Funds Trust III (the "Trust")
           (File No. 333-91922)
           -------------------------------------

Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"). I hereby certify on behalf of the Trust that the forms of the combined Prospectus/Proxy Statement and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on August 22, 2002.

     Please direct any questions you may have with respect to this filing to me at the number indicated above.

                                        Very truly yours,

                                        /s/ Kevin J. Ouellette

                                        Kevin J. Ouellette